Filed pursuant to Rule 497(j)

Registration Nos. 333-33607 and 811-08333

[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

November 30, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Investment Trust II (the “Registrant”)
File No. 333-33607

Ladies and Gentlemen:

On behalf of the Registrant, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that a recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant and its series, Nuveen Dividend Growth Fund and Nuveen Winslow Large-Cap Growth ESG, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 194, which was the recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on November 26, 2021.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren